14. Warrants (Sept 2019 Note) (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jan. 08, 2018	Feb. 19, 2019	Sep. 30, 2019	Sep. 30, 2018	Aug. 17, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Warrants issued								930,001
Beneficial conversion feature			$ (1,686,667)	$ (353,333)		$ (2,008,907)	$ (353,333)	$ (353,333)	$ 0
February 2019 Offering [Member]
Proceeds from issuance of equity		$ 1,757,552
Securities Purchase Agreement [Member] | Price Decrease [Member]
Beneficial conversion feature					$ 353,333
Common Stock | February 2019 Offering [Member]
Stock issued new, shares		945,894
Warrant [Member] | February 2019 Offering [Member]
Warrants issued		945,894
Warrant value		$ 1,287,962
Warrant [Member] | February 2019 Offering [Member] | The Purchaser [Member]
Warrants issued		945,894
Warrant [Member] | February 2019 Offering [Member] | The Purchaser [Member] | Price Decrease [Member]
Beneficial conversion feature		$ 322,240
Private Placement [Member]
Warrants issued								685,000
Private Placement [Member] | Common Stock
Stock issued new, shares	592,000
Private Placement [Member] | Warrants [Member]
Warrants issued	1,800,000